Valuation Allowances on Mortgage Loans on Real Estate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Release due to settled loan	$ (5,000)	$ (5,000)	$ (30,018)
(Benefit) provision charged to operations	(26,750)	(13,500)	40,250
Mortgage Loans on Real Estate
Valuation Allowance [Line Items]
Balance, beginning of year	66,750	85,250	75,018
Release due to settled loan	(26,750)
(Benefit) provision charged to operations	(5,000)	(18,500)	10,232
Balance, end of year	$ 35,000	$ 66,750	$ 85,250